Restructuring charges (Details Narrative)	6 Months Ended
Feb. 28, 2022 USD ($)
Eleven Employees [Member]
IfrsStatementLineItems [Line Items]
Expense of restructuring activities	$ 90,539
Four Employees [Member]
IfrsStatementLineItems [Line Items]
Expense of restructuring activities	$ 35,747